Note 2 - Securities (Details) - Amortized Cost and Estimated Fair Value of Held-to-Maturity Securities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 22,820	$ 22,826
Gross Unrecognized Gains	939	579
Gross Unrecognized Losses	(189)	(421)
Estimated Fair Value	23,570	22,984
US States and Political Subdivisions Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	22,811	22,814
Gross Unrecognized Gains	939	579
Gross Unrecognized Losses	(189)	(421)
Estimated Fair Value	23,561	22,972
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	9	12
Estimated Fair Value	$ 9	$ 12